Offerings - Offering: 1	Sep. 18, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	117,267,065
Proposed Maximum Offering Price per Unit	172.95
Maximum Aggregate Offering Price	$ 20,281,338,891.75
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,993,525.62
Offering Note	(1) The amount registered consists of up to 117,267,065 shares of the registrant's common stock that may sold by the selling stockholders from time to time. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover an indeterminate number of additional shares of common stock that may become issuable as a result of any stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar transactions. (2) The proposed maximum offering price per share is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act and based on the average of the high and low sale prices of the common stock as reported on the Nasdaq Stock Market on September 12, 2024.